Note 18 - Other Non Current Liabilities (Details) - Other Non-Current Liabilities Repayment Schedule (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Tranche A [Member]
Note 18 - Other Non Current Liabilities (Details) - Other Non-Current Liabilities Repayment Schedule [Line Items]
2014 (remainder)	$ 540
2015	800
2016	800
2017	1,500
Total	3,640
Tranche B [Member]
Note 18 - Other Non Current Liabilities (Details) - Other Non-Current Liabilities Repayment Schedule [Line Items]
2017	806
Total	$ 806